Shareholder Fees - FidelityMinnesotaMunicipalIncomeFund-PRO	Mar. 01, 2024 USD ($)
FidelityMinnesotaMunicipalIncomeFund-PRO | Fidelity Minnesota Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none